Subsequent Event (Details) - USD ($)			12 Months Ended
	Feb. 20, 2025	Feb. 18, 2025	Dec. 31, 2024
Subsequent Event [Line Items]
Granted awards for services			$ 750,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Granted ordinary shares	4,800,000	4,800,000
Minimum [Member]
Subsequent Event [Line Items]
Closing stock price			$ 0.92
Maximum [Member]
Subsequent Event [Line Items]
Closing stock price			$ 0.94